SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

On February 13, 2012, the Bank entered into a definitive agreement with Reliance Integrated Solutions, LLC ("Reliance") in which Reliance will acquire the assets and assume certain liabilities of SI Trust Servicing, the Bank's third-party provider of trust outsourcing services located in Vermont. The Bank estimates recognizing an after-tax loss of $250,000 on the transaction, which is expected to close on March 31, 2012.